Financial Instruments by Categories - Summary of the Financial Instruments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets in Financial Position
Financial assets at amortized cost	$ 11,174,588	$ 4,913,338	$ 6,446,137
Financial assets at fair value through profit and loss	0	107,862	107,890
Others	101,080	0	0
Total	11,275,668	5,021,200	6,554,027
Liabilities in Financial Position
Financial assets at amortized cost	30,912,255	28,357,419	25,993,205
Financial assets at fair value through profit and loss	1,940,138	0	0
Others	0	2,018,349	0
Total	32,852,393	30,375,768	25,993,205
Trade payables [member]
Liabilities in Financial Position
Financial assets at amortized cost	6,755,249	6,220,562	7,184,181
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	6,755,249	6,220,562	7,184,181
Short-term borrowings [member]
Liabilities in Financial Position
Financial assets at amortized cost	13,382,311	13,511,319	11,863,506
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	13,382,311	13,511,319	11,863,506
Convertible Bonds [member]
Liabilities in Financial Position
Financial assets at amortized cost	4,289,064	1,961,792
Financial assets at fair value through profit and loss	0	0
Others	0	0
Total	4,289,064	1,961,792
Current portion of long-term borrowings [member]
Liabilities in Financial Position
Financial assets at amortized cost	1,228,701	1,620,136	2,001,142
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	1,228,701	1,620,136	2,001,142
Current portion of lease liabilities [member]
Liabilities in Financial Position
Financial assets at amortized cost	31,634	165,294	108,488
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	31,634	165,294	108,488
Long-term borrowings [member]
Liabilities in Financial Position
Financial assets at amortized cost	5,218,481	4,864,373	4,741,358
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	5,218,481	4,864,373	4,741,358
Leasehold deposit received [member]
Liabilities in Financial Position
Financial assets at amortized cost			69,836
Financial assets at fair value through profit and loss			0
Others			0
Total			69,836
Derivative warrant liabilities [member]
Liabilities in Financial Position
Financial assets at amortized cost	0	0
Financial assets at fair value through profit and loss	1,940,138	0
Others	0	2,018,349
Total	1,940,138	2,018,349
Long-term lease liabilities [member]
Liabilities in Financial Position
Financial assets at amortized cost	6,815	13,943	24,694
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	6,815	13,943	24,694
Cash and cash equivalents [member]
Assets in Financial Position
Financial assets at amortized cost	667,288	476,715	196,627
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	667,288	476,715	196,627
Trade receivables [member]
Assets in Financial Position
Financial assets at amortized cost	9,422,256	4,176,766	697,999
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	9,422,256	4,176,766	697,999
Other current financial assets [member]
Assets in Financial Position
Financial assets at amortized cost	53,338	73,284	1,035,930
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	53,338	73,284	1,035,930
Non-current financial assets [member]
Assets in Financial Position
Financial assets at amortized cost	0	0	0
Financial assets at fair value through profit and loss	0	107,862	107,890
Others	101,080	0	0
Total	101,080	107,862	107,890
Lease deposits [member]
Assets in Financial Position
Financial assets at amortized cost	160,973	186,573	207,825
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	160,973	186,573	207,825
Other deposits [member]
Assets in Financial Position
Financial assets at amortized cost	0	0	4,307,756
Financial assets at fair value through profit and loss	0	0	0
Others	0	0	0
Total	0	$ 0	$ 4,307,756
Long-term trade receivables [member]
Assets in Financial Position
Financial assets at amortized cost	870,733
Financial assets at fair value through profit and loss	0
Others	0
Total	$ 870,733